1-PH/1761618.2
                                EXETER FUND, INC.

                                PUREMARK  SERIES
                                 CLASS A SHARES

                       SUPPLEMENT DATED FEBRUARY 21, 2003
                  TO THE CLASS A PROSPECTUS DATED MARCH 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

On January 30, 2003, the Board of Directors of the Fund voted to terminate the offering of the Series' shares and instructed the officers of the Fund to take all steps necessary to completely liquidate the Series. Accordingly, effective immediately, the Series is closed to new investors. Effective April 1, 2003, the Series will stop selling it shares to existing shareholders and in addition will no longer accept automatic investments from existing shareholders. The Series will redeem all of its outstanding shares on April 25, 2003, and distribute the proceeds to the Series' respective shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

It is anticipated that a portion of each shareholder's redemption proceeds will represent a distribution of the Series' net investment income, if any, through the date of the Series' termination. As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for those shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

As Series shareholders redeem shares of the Series between the date of this supplement and April 25, 2003, the Series may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in Series assets. Accordingly, the Series may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and April 25, 2003.

      _____________________________________________________________________

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                EXETER FUND, INC.

                                PUREMARK  SERIES
                                 CLASS E SHARES

                       SUPPLEMENT DATED FEBRUARY 21, 2003
                  TO THE CLASS E PROSPECTUS DATED MARCH 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

On January 30, 2003, the Board of Directors of the Fund voted to terminate the offering of the Series' shares and instructed the officers of the Fund to take all steps necessary to completely liquidate the Series. Accordingly, effective immediately, the Series is closed to new investors and in addition will no longer accept automatic investments from existing shareholders. Effective April 1, 2003, the Series will stop selling it shares to existing shareholders. The Series will redeem all of its outstanding shares on April 25, 2003, and distribute the proceeds to the Series' respective shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

It is anticipated that a portion of each shareholder's redemption proceeds will represent a distribution of the Series' net investment income, if any, through the date of the Series' termination. As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for those shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

As Series shareholders redeem shares of the Series between the date of this supplement and April 25, 2003, the Series may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in Series assets. Accordingly, the Series may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and April 25, 2003.

      _____________________________________________________________________

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE